Other operating income and expenses (Tables)	6 Months Ended
Jun. 30, 2024
Other operating income and expenses [Abstract]
Other operating income
The table below shows the detail of Other operating income and expenses for the six-month periods ended June 30, 2024, and 2023:

Other operating income	For the six-month period ended June 30,
	2024	2023
	($ in thousands)
Grants (Note 17)	29,181	29,349
Gain on the sale of Atlantica´s equity interest in Monterrey (Note 8)	8,854	-
Gain on the sale of part of Atlantica´s interest in the Colombian portfolio	-	4,550
Insurance proceeds and other	12,092	6,580
Income from construction services for contracted concessional assets of the Company accounted for under IFRIC 12	6,703	-
Total	56,830	40,479

Other operating expenses
Other operating expenses	For the six-month period ended June 30,
	2024	2023
	($ in thousands)
Raw materials and consumables used	(18,311)	(18,041)
Leases and fees	(7,460)	(6,603)
Operation and maintenance	(73,813)	(60,382)
Independent professional services	(18,844)	(20,496)
Supplies	(15,079)	(18,590)
Insurance	(20,980)	(21,000)
Levies and duties	(13,629)	(7,851)
Construction costs from construction services for contracted concessional assets of the Company accounted for under IFRIC 12	(6,703)	-
Other expenses	(8,584)	(8,324)
Total	(183,403)	(161,287)